Stockholders' Equity / Members' Deficit and Noncontrolling Interests	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Stockholders' Equity / Members' Deficit and Noncontrolling Interests
23
. Stockholders’ Equity / Members’ Deficit and Noncontrolling Interests
On December 27
, 2023
, in connection with the closing of the Merger, the Company entered into the Second Amended and Restated Certificate of Incorporation (the “Charter”). The total number of shares of all classes of stock the Company is authorized to issue pursuant to the Charter is
325,000,000
shares, consisting of the following:
Preferred Stock
The Company is authorized to issue
25,000,000
shares of preferred stock at a par value of $
0.0001
per share. As of December 31
, 2023
there were
no
shares of preferred stock issued or
outstanding.

Class A Common Stock
The Company is authorized to issue
200,000,000
shares of Class A Common Stock at a par value of $
0.0001
per share. As of December 31
, 2023
, there were
16,647,529
shares of Class A Common Stock issued and outstanding.
Class B Common Stock
The Company is authorized to issue
100,000,000
shares of Class B Common Stock at a par value of $
0.0001
per share. As of December 31
, 2023
, there were
59,930,000
shares of Class B Common Stock issued and outstanding. The holders of the Class B Common Stock hold an equal number of LGM Common Units. Beginning on the first anniversary of the Closing Date, the LGM Common Units may be redeemed for either one
share of Class A Common Stock or cash, at the election of the Board. For each LGM Common Unit that is redeemed, one
Class B Common Stock will be automatically cancelled.
Voting Rights
The holders of Class A Common Stock and Class B Common Stock will vote together as a single class on all matters submitted to the stockholders for their vote or approval except as required by law or as provided in the Charter.
Dividends
The holders of Class A Common Stock will be entitled to receive dividends, if declared by the Board, out of the assets of the Company that are available at the time and in the amounts as the Board in its discretion may determine. With respect to stock dividends, holders of Class A Common Stock must receive shares of Class A Common Stock. The holders of Class B Common Stock will not have any right to receive dividends other than stock dividends consisting of shares of Class B Common Stock, in each case paid proportionally with respect to each outstanding share of Class B Common Stock.

Liquidation
Upon the Company’s voluntary or involuntary liquidation or dissolution, the holders of all classes of Common Stock are entitled to their respective par value, and the holders of Class A Common Stock will then be entitled to share ratably in those assets that are legally available for distribution to stockholders after payment of liabilities and subject to the prior rights of any holders of preferred stock then outstanding. Other than their par value, the holders of Class B Common Stock will not have any right to receive a distribution upon a liquidation or dissolution of the Company.
Noncontrolling Interest
The Company held a controlling interest in several entities that are not wholly-owned as described above (see Note 5
, “Variable Interest Entities”) and net income or net loss of such entities is allocated on a straight percentage basis based on the given terms of each entity’s operating agreement (see percentage below). Net loss attributable to noncontrolling interests for the years ended December 31
, 2023
and 2022
was $
8,983
and $
10,200
,
respectively.

As of December 31, 2023, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (11 entities):

Entities - Major Owner	Noncontrolling Interest	Company Ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	77%	23%	100%
Entity 6	75%	25%	100%
Entity 7	70%	30%	100%
Entity 8	68%	32%	100%
Entity 9	67%	33%	100%
Entity 10	58%	42%	100%
Entity 11	52%	48%	100%
On July 1
, 2023
, the Company entered into an agreement with the noncontrolling interests of certain controlled and consolidated aircraft leasing entities to exchange ownership interests involving sixteen
aircraft and their related entities. The purpose of the transactions was to give the Company
100
% ownership of certain aircraft. These transfers are accounted for as equity transactions and no
gain or loss was recognized during the year ended December 31
, 2023
. These transfers are included within exchanges of aircraft ownership interests on the consolidated statements of stockholders’ equity (deficit) / members’ equity (deficit) and temporary equity. The carrying amounts of the assets and liabilities of the consolidated aircraft leasing entities are not changed. The carrying amounts of the noncontrolling interests are adjusted to reflect the change in the ownership interests of each consolidated aircraft leasing entity.
As of December 31
, 2022
, the noncontrolling interests in the Company’s consolidated entities were comprised of the following (22 entities):

Entities - Major Owner	Noncontrolling Interest	LGME’s ownership	Total
Entities 1-4	99%	1%	100%
Entity 5	75%	25%	100%
Entity 6	68%	32%	100%
Entity 7	67%	33%	100%
Entities 8-9	58%	42%	100%
Entities 10-22	52%	48%	100%
Redeemable Noncontrolling Interest
The redeemable noncontrolling interest relates to the
59,930
,000 LGM Common Units held by the Existing Equityholders. On the Closing Date, the redeemable noncontrolling interest was established and calculated as the product of its ownership percentage in the Company on the Closing Date, or
78.3
%, and the carrying value of the LGM net liabilities immediately prior to the Closing Date. This resulted in a negative initial carrying value $
42,431
, presented within temporary equity on the consolidated statements of stockholders’ equity (deficit) / members’ equity (deficit) and temporary equity.
The redeemable noncontrolling interest is not redeemable until the one year

anniversary date of the Closing Date, or December 27, 2024; however, as of its establishment on the Closing Date it was probable of becoming redeemable as its potential future redemption was only dependent upon the passage of time. Therefore, the subsequent measurement of the redeemable noncontrolling interest at each reporting date is determined as the higher of (1) the initial carrying value, increased or decreased for the redeemable noncontrolling interest’s share of net income or loss, or (2) the redemption value. In determining the measurement method of redemption value, the Company elected to accrete changes in the redemption value over the period from the date of issuance (the Closing Date) to the earliest redemption date (December 27, 2024) of the instrument using the interest method. Changes in the redemption value are considered to be changes in accounting estimates.
Net income attributable to the redeemable noncontrolling interest for the years ended December 31
, 2023
and 2022
was $
1,080
and
zero
, respectively.
Changes in the carrying value of the redeemable noncontrolling interest for the period from the Closing Date through December 31
, 2023
were as follows:

Balance as of December 27, 2023	$(42,431)
Net income attributable to redeemable noncontrolling interest	1,080
Change in redemption value of redeemable noncontrolling interest	5,826

Balance as of December 31, 2023	$(35,525)